Borrowings - Concerning of Other Borrowings (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Other borrowings	$ 13,465	$ 14,953
Fixed Rate Borrowing [Member]
Debt Instrument [Line Items]
Maturity Date Range, From	Dec. 20, 2017
Maturity Date Range, To	Dec. 21, 2017
Weighted Average Interest Rate	3.61%
Stated Interest Rate Range, From	3.48%
Stated Interest Rate Range, To	3.73%
Other borrowings	$ 10,000	10,000
Fixed Rate Amortizing Borrowing [Member]
Debt Instrument [Line Items]
Maturity Date Range, From	Jan. 01, 2015
Maturity Date Range, To	Apr. 01, 2024
Weighted Average Interest Rate	1.56%
Stated Interest Rate Range, From	1.16%
Stated Interest Rate Range, To	7.15%
Other borrowings	$ 3,465	$ 4,953